Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Assets
Property, plant and equipment	€ 12,052	€ 12,630
Non-current assets	12,052	12,630
Cash and cash equivalents	81,088	92,413
Trade and other receivables	4,404	6,800
Other taxes	1,490	913
Current assets	86,982	100,126
Total assets	99,034	112,756
Equity
Equity attributable to owners of the Company	37,598	49,374
Total equity	37,598	49,374
Liabilities
Lease liabilities	9,071	9,547
Deferred income	17,307	21,394
Non-current liabilities	26,378	30,941
Borrowings	4,945	4,872
Lease liabilities	1,717	1,545
Derivative financial instruments	179	234
Trade payables	189	298
Deferred income	19,607	17,552
Other current liabilities	8,421	7,940
Current liabilities	35,058	32,441
Total liabilities	61,436	63,382
Total equity and liabilities	€ 99,034	€ 112,756